Capital Stock (Details 1)	12 Months Ended
	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share	Dec. 31, 2015 CAD ($) Share
Options
Balance | Share	1,387,000	2,277,126	1,720,253
Granted | Share	476,000	265,025	644,070
Exercised | Share	(207,950)	(1,069,434)	(23,350)
Forfeited, cancelled or expired | Share	(52,923)	(85,717)	(63,847)
Balance | Share	1,602,127	1,387,000	2,277,126
Options exercisable, end of period | Share	1,231,127	1,387,000	2,277,126
Weighted average exercise price
Balance | $	$ 2.37	$ 1.9	$ 2.12
Granted | $	7.2	6.16	2.65
Exercised | $	(2.5)	(1.72)	(1.42)
Forfeited, cancelled or expired | $	(8.58)	(9.59)	(15.6)
Balance | $	3.58	2.37	1.9
Options exercisable, end of period | $	$ 2.5	$ 2.37	$ 1.9